CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Disclosure of deailed information about cash and cash equivalents [Text Block]
Balances of cash and cash equivalents comprise the following as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
In Colombian Pesos
Cash	Ps.	4,100,166	Ps.	3,476,270
In the Colombian Central Bank		3,820,539		3,598,125
Demand deposits in banks and other financial entities		312,661		380,610
Clearing		1,733		2,435
Investments in debt securities maturing in under three months		28,603		41,064
Restricted cash(1)		366,584		41
	Ps.	8,630,286	Ps.	7,498,545

In foreign currency
Cash		1,704,861		1,422,278
Demand deposits in banks and other financial entities		11,999,859		13,268,996
Restricted cash(2)		1,832		3,185
	Ps.	13,706,552	Ps.	14,694,459
Total cash and cash equivalents	Ps.	22,336,838	Ps.	22,193,004

(1) Grupo Aval has restricted cash related to the collection of tolls on concessions and banking reserve. The increase presented is mainly attributable to the business combination of Concesionaria Vial del Pacífico S.A.S. Ps. 89,491 and Concesionaria Nueva Vía al Mar S.A.S. Ps. 119,524 (Grupo Aval considers this acquisition non-significant ) and restricted cash related to unpaid pension balances at Industrial Lehner Ps. 67,777.

(2)Grupo Aval has restricted cash related to deposits in guarantee for Banco Corficolombiana Panama S.A and Gas Comprimido del Peru S.A.